UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Diversified International Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Diversified International Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Diversified International Fund’s Class A shares produced a total return of -3.60%, Class C shares returned -3.94%, Class I shares returned -3.48%, and Class Y shares returned -3.50%.1 This compares with a -3.07% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

International equities ended the reporting period with moderate losses, on average, amid high levels of volatility driven by fiscal and economic uncertainties. The fund lagged its benchmark, primarily due to shortfalls among two of its underlying mutual funds.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. The underlying funds are selected by the portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The portfolio managers will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2016, the fund’s market value was allocated as follows:

Underlying Funds  (%)

International Stock Fund  30.8%

Dreyfus/Newton International Equity Fund  29.9%

Dreyfus International Equity Fund  30.2%

Dreyfus Emerging Markets Fund  2.6%

Dreyfus International Small Cap Fund  6.5%

Volatility Buffeted Small Cap International Markets

International equity markets slipped lower in choppy trading during the last two months of 2015 under pressure from weakening commodity prices and concerns that the European Central Bank (“ECB”) did not more substantially expand its policy of monetary easing. Investor sentiment turned more sharply negative in January 2016 in response to falling commodity prices, disappointing economic data in China, and worries that higher short-term rates in the United States might weigh on global economic activity. These concerns drove the benchmark broadly lower through the first two weeks of February.

International stocks staged a dramatic recovery starting in mid-February when investors responded positively to encouraging European and U.S. economic data, a rebound in commodity prices, the announcement of further monetary easing from the ECB and China, and indications from U.S. monetary policymakers that they would delay additional rate hikes. By the end of the reporting period, the MSCI EAFE Index had recouped a substantial portion of its previous losses. The energy and materials sectors led the market, while the financials and consumer discretionary sectors lost value.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Some Stock Selections Disappointed

The fund maintained a generally high-quality investment posture, which proved effective in cushioning market declines over the first half of the reporting period. However, the same positioning limited its gains during the subsequent market rally.

Dreyfus International Equity Fund underperformed market averages, largely due to its relatively light holdings of consumer staples stocks, which fared relatively well over the reporting period, and slightly overweighted position in the financials sector, which lagged. Meanwhile, Dreyfus/Newton International Equity Fund was hurt during the market rebound by its higher quality positioning, including overweighted exposure to the struggling consumer discretionary sector and underweighted positions in better performing energy and materials stocks.

In contrast, International Stock Fund lost less value than the benchmark due to its overweighted exposure to the energy and materials sectors and an underweighted position in financial stocks. Dreyfus Emerging Markets Fund gained value in an otherwise challenging market environment on the strength of its security selections across a variety of developing nations and industry groups.

In February, we added Dreyfus International Small Cap Fund to the fund’s portfolio in order to broaden its market-capitalization exposure.

Positioned for International Recovery

With many of the world’s central banks committed to policies of monetary easing and with key economic indicators showing signs of improvement in many parts of the developed world, we believe that international equities are positioned to perform well over the longer term. Nonetheless, we expect a number of macroeconomic headwinds, such as Britain’s potential exit from the European Union, to contribute to heightened market volatility over the months ahead.

Therefore, we have continued to position the fund conservatively, maintaining relatively heavy exposure to underlying mutual funds with higher quality investment approaches, such as International Stock Fund and Dreyfus/Newton International Equity Fund. We have complemented these vehicles with somewhat more aggressive choices, such as Dreyfus International Small Cap Fund. In our judgment, diversification across underlying mutual funds with different investment styles positions the fund to provide protection during market declines while enabling participation in rallies.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

The shares of smaller companies’ tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through October 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.90	$5.56	$.20	$.15
Ending value (after expenses)	$964.00	$960.60	$965.20	$965.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.96	$5.72	$.20	$.15
Ending value (after expenses)	$1,022.92	$1,019.19	$1,024.66	$1,024.71

† Expenses are equal to the fund’s annualized expense ratio of .39% for Class A, 1.14% for Class C, .04% for Class I and .03% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Registered Investment Companies - 99.8%	Shares		Value ($)
Foreign Equity - 99.8%
Dreyfus Emerging Markets Fund, Cl. Y	2,654,535	[a]	21,714,099
Dreyfus International Equity Fund, Cl. Y	7,853,378	[a,b]	255,863,045
Dreyfus International Small Cap Fund, Cl. Y	4,268,159	[a]	55,486,069
Dreyfus/Newton International Equity Fund, Cl. Y	13,847,315	[a,b]	253,959,753
International Stock Fund, Cl. Y	17,986,350	[a,b]	261,341,670
(cost $781,045,383)			848,364,636
Total Investments (cost $781,045,383)	99.8%		848,364,636
Cash and Receivables (Net)	.2%		1,402,060
Net Assets	100.0%		849,766,696

a Investment in affiliated mutual fund.

b The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the International Stock Fund represents 30.1%, 29.9%, and 30.7%, respectively, of the fund’s total investments. All three funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.8

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in affliated issuers—See Statement of Investments	781,045,383	848,364,636
Cash		1,438,353
Receivable for shares of Common Stock subscribed		391,042
Due from The Dreyfus Corporation and affiliates—Note 3(c)		2,214
Prepaid expenses		48,479
		850,244,724
Liabilities ($):
Payable for shares of Common Stock redeemed		370,968
Interest payable—Note 2		74
Accrued expenses		106,986
		478,028
Net Assets ($)		849,766,696
Composition of Net Assets ($):
Paid-in capital		800,491,280
Accumulated undistributed investment income—net		36,116
Accumulated net realized gain (loss) on investments		(18,079,953)
Accumulated net unrealized appreciation (depreciation) on investments		67,319,253
Net Assets ($)		849,766,696

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	10,448,033	169,706	9,260,719	829,888,238
Shares Outstanding	972,865	15,820	861,189	77,240,588
Net Asset Value Per Share ($)	10.74	10.73	10.75	10.74

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	8,727,508
Expenses:
Shareholder servicing costs—Note 3(c)	91,984
Registration fees	54,013
Professional fees	41,208
Directors’ fees and expenses—Note 3(d)	27,757
Prospectus and shareholders’ reports	6,645
Loan commitment fees—Note 2	4,274
Custodian fees—Note 3(c)	3,064
Distribution fees—Note 3(b)	555
Interest expense—Note 2	74
Miscellaneous	11,857
Total Expenses	241,431
Less—reduction in expenses due to undertaking—Note 3(a)	(80,787)
Less—reduction in fees due to earnings credits—Note 3(c)	(57)
Net Expenses	160,587
Investment Income—Net	8,566,921
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(3,535,299)
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(21,197,723)
Net Realized and Unrealized Gain (Loss) on Investments	(24,733,022)
Net (Decrease) in Net Assets Resulting from Operations	(16,166,101)

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015[a]
Operations ($):
Investment income—net	8,566,921	13,236,699
Net realized gain (loss) on investments	(3,535,299)	11,029,908
Net unrealized appreciation (depreciation) on investments	(21,197,723)	(28,890,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,166,101)	(4,624,325)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(84,254)	(203,555)
Class C	-	(2,246)
Class I	(8,417,162)	(13,606,359)
Class Y	(12)	-
Total Dividends	(8,501,428)	(13,812,160)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,278,523	3,023,526
Class C	39,000	33,166
Class I	198,872,621	204,552,851
Class Y	802,166,256	1,000
Dividends reinvested:
Class A	83,751	202,493
Class C	-	2,246
Class I	1,335,589	2,074,762
Cost of shares redeemed:
Class A	(1,633,797)	(3,057,213)
Class C	(5,355)	(101,482)
Class I	(819,149,658)	(135,273,133)
Class Y	(35,135,173)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	147,851,757	71,458,216
Total Increase (Decrease) in Net Assets	123,184,228	53,021,731
Net Assets ($):
Beginning of Period	726,582,468	673,560,737
End of Period	849,766,696	726,582,468
Undistributed (distributions in excess of) investment income—net	36,116	(29,377)

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015[a]
Capital Share Transactions (Shares):
Class A
Shares sold	120,818	264,325
Shares issued for dividends reinvested	7,719	18,493
Shares redeemed	(155,764)	(269,653)
Net Increase (Decrease) in Shares Outstanding	(27,227)	13,165
Class C
Shares sold	3,915	2,835
Shares issued for dividends reinvested	-	205
Shares redeemed	(502)	(9,012)
Net Increase (Decrease) in Shares Outstanding	3,413	(5,972)
Class Ib
Shares sold	19,311,208	18,175,800
Shares issued for dividends reinvested	123,096	189,476
Shares redeemed	(82,051,105)	(11,933,241)
Net Increase (Decrease) in Shares Outstanding	(62,616,801)	6,432,035
Class Yb
Shares sold	80,595,579	95
Shares redeemed	(3,355,086)	-
Net Increase (Decrease) in Shares Outstanding	77,240,493	95

[a] Effective October 1, 2015, the fund commenced offering Class Y shares.
[b] During the period ended April 30, 2016, 76,704,159 Class I shares representing $762,554,982 were exchanged for 76,781,908 Class Y shares.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.23	11.57	11.69	9.78	9.38	10.16
Investment Operations:
Investment income—net[a]	.11	.19	.11	.17	.16	.09
Net realized and unrealized gain (loss) on investments	(.51)	(.33)	(.09)	1.89	.42	(.73)
Total from Investment Operations	(.40)	(.14)	.02	2.06	.58	(.64)
Distributions:
Dividends from investment income—net	(.09)	(.20)	(.14)	(.15)	(.18)	(.14)
Net asset value, end of period	10.74	11.23	11.57	11.69	9.78	9.38
Total Return (%)[b]	(3.60)[c]	(1.15)	.20	21.29	6.39	(6.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.77[e]	1.57	.97	.40	.41	.40
Ratio of net expenses to average net assets[d]	.39[e]	.40	.34	.34	.41	.24
Ratio of net investment income to average net assets[d]	2.17[e]	1.64	.95	1.64	1.70	.90
Portfolio Turnover Rate	3.80[c]	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	10,448	11,228	11,418	8,702	8,675	10,310

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.17	11.51	11.65	9.69	9.35	10.10
Investment Operations:
Investment income—net[a]	.05	.12	.05	.05	.17	.01
Net realized and unrealized gain (loss) on investments	(.49)	(.34)	(.11)	1.92	.34	(.71)
Total from Investment Operations	(.44)	(.22)	(.06)	1.97	.51	(.70)
Distributions:
Dividends from investment income—net	-	(.12)	(.08)	(.01)	(.17)	(.05)
Net asset value, end of period	10.73	11.17	11.51	11.65	9.69	9.35
Total Return (%)[b]	(3.94)[c]	(1.87)	(.54)	20.33	5.65	(7.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.57[e]	1.48	1.45	1.63	1.47	1.48
Ratio of net expenses to average net assets[d]	1.14[e]	1.15	1.09	1.10	1.17	.70
Ratio of net investment income to average net assets[d]	1.05[e]	1.02	.46	.47	1.71	.13
Portfolio Turnover Rate	3.80[c]	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	170	139	212	186	116	109

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.27	11.60	11.72	9.81	9.39	10.18
Investment Operations:
Investment income—net[a]	.23	.22	.15	.21	.18	.11
Net realized and unrealized gain (loss) on investments	(.62)	(.31)	(.09)	1.89	.44	(.74)
Total from Investment Operations	(.39)	(.09)	.06	2.10	.62	(.63)
Distributions:
Dividends from investment income—net	(.13)	(.24)	(.18)	(.19)	(.20)	(.16)
Net asset value, end of period	10.75	11.27	11.60	11.72	9.81	9.39
Total Return (%)	(3.48)[b]	(.75)	.46	21.69	6.82	(6.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.04[d]	.03	.04	.04	.06	.05
Ratio of net expenses to average net assets[c]	.04[d]	.03	.04	.04	.06	.04
Ratio of net investment income to average net assets[c]	3.86[d]	1.96	1.24	1.94	1.91	1.07
Portfolio Turnover Rate	3.80[b]	18.00	9.48	10.28	30.63	16.15
Net Assets, end of period ($ x 1,000)	9,261	715,214	661,931	470,634	462,450	475,017

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended
Class Y Shares	(Unaudited)	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	11.26	10.53
Investment Operations:
Investment (loss)—net[b]	(.00)[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	(.39)	.73
Total from Investment Operations	(.39)	.73
Distributions:
Dividends from investment income—net	(.13)	-
Net asset value, end of period	10.74	11.26
Total Return (%)[d]	(3.50)	6.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	.03	2.42
Ratio of net expenses to average net assets[e,f]	.03	.21
Ratio of net investment (loss) to average net assets[e,f]	(.03)	(.21)
Portfolio Turnover Rate	3.80[d]	18.00
Net Assets, end of period ($ x 1,000)	829,888	1

a From October 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amounts do not include the expenses of the underlying fund.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

16

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	848,364,636	-	-	848,364,636

† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Emerging Markets Fund, Cl. Y	20,316,908	2,369,050		884,059	(246,162)
Dreyfus International Equity Fund, Cl. Y	238,339,511	40,864,961		9,178,082	(1,284,892)
Dreyfus International Small Cap Fund, Cl. Y	—	51,447,670		777,946	8,521
Dreyfus/Newton International Equity Fund, Cl. Y	234,371,803	40,783,384		9,053,742	(1,046,546)
International Stock Fund, Cl. Y	232,465,174	41,015,716		8,982,690	(966,220)
Total	725,493,396	176,480,781		28,876,519	(3,535,299)

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Emerging Markets Fund, Cl. Y	158,362	21,714,099	2.5	554,874
Dreyfus International Equity Fund, Cl. Y	(12,878,453)	255,863,045	30.1	2,470,143
Dreyfus International Small Cap Fund, Cl. Y	4,807,824	55,486,069	6.5	—
Dreyfus/Newton International Equity Fund, Cl. Y	(11,095,146)	253,959,753	29.9	2,658,122
International Stock Fund, Cl. Y	(2,190,310)	261,341,670	30.8	3,044,369
Total	(21,197,723)	848,364,636	99.8	8,727,508

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses

18

incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,362,592 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $3,003 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $13,812,160. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016, was approximately $11,000 with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contractually agreed, from November 1, 2015 through March 1, 2017, to assume the expenses of the fund, so that the total annual fund and underlying fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $80,787 during the period ended April 30, 2016.

During the period ended April 30, 2016, the Distributor retained $53 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $555 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $12,619 and $185, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $2,767 for transfer agency services and $138 for cash management services. These fees are included in Shareholder servicing costs in the

20

Statement of Operations. Cash management fees were partially offset by earnings credits of $57.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $3,064 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $3,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $104, Shareholder Services Plan fees $2,156, custodian fees $2,999, Chief Compliance Officer fees $2,566 and transfer agency fees $1,457, which are offset against an expense reimbursement currently in effect in the amount of $11,496.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $176,480,781 and $28,876,519, respectively.

At April 30, 2016, accumulated net unrealized appreciation on investments was $67,319,253, consisting of $69,132,180 gross unrealized appreciation and $1,812,927 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

22

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods, except the three-year period when it was below the Performance Group median, and below the Performance Universe median for three periods and above the Performance Universe median for the one- and two-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that, like most other funds in the Expense Group, the fund pays management fees only at the underlying fund (acquired fund) level, so that the contractual and actual management fees of the fund were zero. The Board further noted that the fund’s total expenses (including acquired fund fees and expenses) were below the Expense Group and Expense Universe medians (among the lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until March 1, 2017, so that total annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses), including expenses of underlying funds (acquired funds), do not exceed 1.05% of the fund’s average daily net assets.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the expense limitation arrangement with Dreyfus. Since the fund pays no fees to Dreyfus under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board considered that the fund pays no fees to Dreyfus under the Agreement and the expense limitation arrangement with Dreyfus. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Diversified International Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6209SA0416

Dreyfus Global Infrastructure Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R     M O R E     I N F O R M AT I O N

Back Cover

Dreyfus Global Infrastructure Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Infrastructure Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Maneesh Chhabria, PhD, CFA, FRM, primary portfolio manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Global Infrastructure Fund’s Class A shares produced a total return of 0.52%, Class C shares returned 0.11%, Class I shares returned 0.63%, and Class Y shares returned 0.63%.1 In comparison, the fund’s benchmark, the FTSE Global Core Infrastructure Index Net (the “Index”), produced a total return of 3.93% for the same period.2

Developed equity markets produced moderately positive total returns, on average, during the reporting period amid heightened market volatility. The fund lagged its benchmark, largely due to shortfalls in North America and Europe.

Effective May 2016, Theodore W. Brooks III, CFA, became a primary portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.

In selecting investments, we combine top-down macroeconomic and sector research with a bottom-up process incorporating qualitative analysis and a proprietary relative valuation process. Our bottom-up research employs an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. Moreover, our proprietary relative valuation model seeks to identify undervalued securities relative to their peers. Our risk management process seeks to minimize unintended portfolio concentrations and ensure consistency of portfolio management style over time.

Steep Market Decline Followed by Robust Rally

Global equities had rebounded from earlier weakness when, just prior to the reporting period, the Chinese central bank announced a rate cut and expectations rose that Eurozone and Japanese central banks might further ease monetary policy. However, the European Central Bank (“ECB”) disappointed investors in early December when it announced a relatively modest policy shift, and investors worried that an interest-rate hike in the United States might be the first in a series of policy changes that could dampen global growth. The market decline accelerated in January and early February 2016 amid renewed concerns about the Chinese economy and plummeting commodity prices. Japanese investors were further blindsided in late January by the surprise announcement that the Bank of Japan would adopt negative interest rates for the first time.

Global equity markets fared much better from mid-February through the reporting period’s end. Investor sentiment improved in response to better-than-expected economic data, stabilizing oil prices, additional easing measures from the ECB and China, and comments from the Federal Reserve Board suggesting that U.S. interest rates would rise more gradually than previously feared.

While infrastructure-related stocks significantly outperformed broader global market averages in this environment, the benchmark’s moderate gain masked widely divergent results across geographical regions and industry groups.

North American Energy Weighed on Relative Performance

The immense volatility in North American energy-related firms, both on the downside as Brent crude fell below to a multi-year low of $28 in January, and on the upside as the price snapped back to $48 at the end of April, was the most important contribution to our underperformance. Energy pipeline firms

3

DISCUSSION OF FUND PERFORMANCE (continued)

proved to have more direct commodity exposure than we had expected, which hurt the fund’s relative performance. In Europe and the United Kingdom, terrorist attacks in Paris and Brussels, political uncertainty in Spain, and controversy surrounding Britain’s potential exit from the European Union hurt the fund’s positions in transportation-related companies such as Groupe Eurotunnel. The Bank of Japan’s unexpected move to negative interest rates took a toll on its stock market, as did an April 2016 earthquake in the Kyushu Region. Utilities were especially hard hit by the natural disaster, and the fund’s relative results were undermined by overweighted exposure to the utilities sector in Japan. Infrastructure-related stocks in the emerging markets fared relatively well when markets rebounded from previous weakness, but the fund’s underweighted exposure to developing nations limited its participation in the rally.

The fund achieved better relative results in the Asia/Pacific region, where Australian transportation companies such as Sydney Airport and Transurban Group fared well. South Korean utility Korean Electric Power Corporation benefited from strong operational execution and cost controls, and China’s Beijing Capital International Airport reported robust passenger volumes.

A More Balanced Investment Posture

We remain optimistic regarding the prospects for global infrastructure-related stocks in light of recently positive economic developments, including stabilizing commodity prices and increasingly aggressive monetary easing in Europe and Japan. Nonetheless, in light of recent market volatility and shifting investor sentiment, we have adjusted the fund’s portfolio to reflect sector and country weightings that are more in line with the benchmark, albeit with a slight tilt toward Europe, the United Kingdom, Australia, and certain emerging markets. In our judgment, this positioning will enable us to place greater emphasis on our security selection strategy. We have maintained a focus on companies we believe have high levels of earnings quality, and we have complemented those core holdings with more opportunistic positions in fundamentally sound companies that may be mispriced due to market turbulence.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging markets countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Infrastructure investments will have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting these companies. Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including: high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

Master Limited Partnerships (MLPs) are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through December 31, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 SOURCE: FactSet - FTSE Global Core Infrastructure Index Net, is a market capitalization weighted index designed to measure the performance of companies in developed and emerging markets that generate at least 65% of their revenues from infrastructure and that is net of dividend withholding taxes.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Infrastructure Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.48	$10.20	$5.24	$5.24
Ending value (after expenses)	$1,005.20	$1,001.10	$1,006.30	$1,006.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.52	$10.27	$5.27	$5.27
Ending value (after expenses)	$1,018.40	$1,014.67	$1,019.64	$1,019.64

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Australia - 3.5%
Aurizon Holdings	26,690		86,358
Sydney Airport	47,060		243,537
Transurban Group	54,572		480,251
			810,146
Brazil - .7%
CCR	35,800		168,422
Canada - 8.7%
Canadian National Railway	11,570		712,440
Canadian Pacific Railway	1,130		163,038
Enbridge	19,590		813,765
Fortis	3,970		125,931
TransCanada	5,610		232,949
			2,048,123
China - .7%
Beijing Capital International Airport, Cl. H	156,000		166,742
France - 1.4%
Aeroports de Paris	400		50,359
Eutelsat Communications	3,440		106,703
Groupe Eurotunnel	12,870		164,687
			321,749
Hong Kong - 1.4%
China Merchants Holdings International	48,482		143,696
Power Assets Holdings	20,500		194,325
			338,021
Italy - 3.0%
Atlantia	7,310		203,789
Snam	63,220		386,872
Terna Rete Elettrica Nazionale	21,370		120,780
			711,441
Japan - 9.1%
Central Japan Railway	2,450		429,110
Chubu Electric Power	18,200		238,279
East Japan Railway	7,500		663,662
Electric Power Development	4,300		128,446
Hokkaido Electric Power Co.	5,000		45,283
Kansai Electric Power	28,700	[a]	253,367
Kyushu Electric Power	20,000	[a]	199,618

6

Common Stocks - 98.2% (continued)	Shares		Value ($)
Japan - 9.1% (continued)
Tokyo Electric Power Co. Holdings	15,800	[a]	83,604
Tokyo Gas	25,000		109,646
			2,151,015
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte	25,160		145,889
Grupo Aeroportuario del Pacifico, Cl. B	17,700		167,127
Grupo Aeroportuario del Sureste, Cl. B	9,450		145,535
Promotora y Operadora de Infraestructura	15,700		199,035
			657,586
South Korea - 2.0%
Korea Electric Power	8,502		460,241
Spain - 1.6%
Enagas	6,480		197,616
Ferrovial	8,371		180,840
			378,456
United Kingdom - 5.9%
Centrica	35,080		122,492
Inmarsat	15,000		203,520
National Grid	60,730		866,808
Severn Trent	6,179		201,341
			1,394,161
United States - 57.4%
Alliant Energy	3,350		236,242
American Electric Power	11,810		749,935
American Tower	4,580	[b]	480,350
American Water Works	7,000		509,320
Atmos Energy	3,470		251,748
CMS Energy	9,850		400,698
Columbia Pipeline Group	5,450		139,629
Crown Castle International	7,120	[b]	618,586
CSX	10,410		283,881
Dominion Resources	8,020		573,189
DTE Energy	6,190		551,900
Duke Energy	4,700		370,266
Edison International	9,210		651,239
Eversource Energy	7,190		405,804
Exelon	15,490		543,544
ITC Holdings	3,450		152,042
Kinder Morgan	34,360		610,234

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
United States - 57.4% (continued)
Macquarie Infrastructure	1,710		120,367
NextEra Energy	10,080		1,185,206
Norfolk Southern	4,020		362,242
PG&E	11,800		686,760
Pinnacle West Capital	3,690		268,078
PPL	4,020		151,313
Sempra Energy	5,010		517,783
Southern	12,060		604,206
Spectra Energy	6,610		206,695
Union Pacific	12,280		1,071,184
Westar Energy	2,000		103,220
Williams	9,890		191,767
Xcel Energy	12,490		499,975
			13,497,403
Total Common Stocks (cost $23,066,460)			23,103,506
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $270,375)	270,375	[c]	270,375
Total Investments (cost $23,336,835)	99.3%		23,373,881
Cash and Receivables (Net)	.7%		161,135
Net Assets	100.0%		23,535,016

a Non-income producing security.

b Investment in real estate investment trust.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Electric	35.8
Transportation	30.4
Energy	22.6
Specialty	4.7
Infrastructure	3.8
Money Market Investment	1.1
Telecommunications Services	.9
99.3

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	23,066,460	23,103,506
Affiliated issuers	270,375	270,375
Cash		4,420
Cash denominated in foreign currency	38,647	38,813
Receivable for investment securities sold		105,937
Dividends and interest receivable		26,184
Prepaid expenses		33,882
		23,583,117
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		17,843
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		84
Accrued expenses		30,174
		48,101
Net Assets ($)		23,535,016
Composition of Net Assets ($):
Paid-in capital		25,745,949
Accumulated distributions in excess of investment income—net		(37,903)
Accumulated net realized gain (loss) on investments		(2,210,955)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		37,925
Net Assets ($)		23,535,016

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,288,207	910,291	9,204,041	9,132,477
Shares Outstanding	375,945	80,000	806,253	800,000
Net Asset Value Per Share ($)	11.41	11.38	11.42	11.42

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $13,403 foreign taxes withheld at source):
Unaffiliated issuers	311,853
Affiliated issuers	397
Interest	15
Total Income	312,265
Expenses:
Management fee—Note 3(a)	99,967
Professional fees	64,031
Registration fees	45,055
Shareholder servicing costs—Note 3(c)	6,446
Custodian fees—Note 3(c)	6,117
Prospectus and shareholders’ reports	4,734
Distribution fees—Note 3(b)	3,236
Directors’ fees and expenses—Note 3(d)	915
Loan commitment fees—Note 2	21
Miscellaneous	12,023
Total Expenses	242,545
Less—reduction in expenses due to undertaking—Note 3(a)	(116,532)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	126,010
Investment Income—Net	186,255
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,435,573)
Net realized gain (loss) on forward foreign currency exchange contracts	(435)
Net Realized Gain (Loss)	(1,436,008)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,360,034
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(84)
Net Unrealized Appreciation (Depreciation)	1,359,950
Net Realized and Unrealized Gain (Loss) on Investments	(76,058)
Net Increase in Net Assets Resulting from Operations	110,197

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	[a]
Operations ($):
Investment income—net	186,255	252,085
Net realized gain (loss) on investments	(1,436,008)	(718,885)
Net unrealized appreciation (depreciation) on investments	1,359,950	(1,322,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,197	(1,788,825)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(66,558)	(24,463)
Class C	(11,552)	(3,040)
Class I	(154,546)	(64,289)
Class Y	(153,360)	(64,000)
Total Dividends	(386,016)	(155,792)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	104,410	4,594,022
Class C	-	1,000,000
Class I	853	10,076,840
Class Y	-	10,000,000
Dividends reinvested:
Class A	8,927	2,063
Class I	334	289
Cost of shares redeemed:
Class A	(16,715)	(15,214)
Class I	(287)	(70)
Increase (Decrease) in Net Assets from Capital Stock Transactions	97,522	25,657,930
Total Increase (Decrease) in Net Assets	(178,297)	23,713,313
Net Assets ($):
Beginning of Period	23,713,313	-
End of Period	23,535,016	23,713,313
Undistributed (distributions in excess of) investment income—net	(37,903)	161,858

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	[a]
Capital Share Transactions (Shares):
Class A
Shares sold	9,342	368,476
Shares issued for dividends reinvested	823	168
Shares redeemed	(1,499)	(1,365)
Net Increase (Decrease) in Shares Outstanding	8,666	367,279
Class C
Shares sold	-	80,000
Class I
Shares sold	80	806,152
Shares issued for dividends reinvested	29	24
Shares redeemed	(26)	(6)
Net Increase (Decrease) in Shares Outstanding	83	806,170
Class Y
Shares sold	-	800,000

[a] From March 30, 2015 (commencement of operations) to October 31, 2015.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.54	12.50
Investment Operations:
Investment income—net[b]	.08	.11
Net realized and unrealized gain (loss) on investments	(.03)	(1.00)
Total from Investment Operations	.05	(.89)
Distributions:
Dividends from investment income—net	(.18)	(.07)
Net asset value, end of period	11.41	11.54
Total Return (%)[c,d]	.52	(7.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.36	2.33
Ratio of net expenses to average net assets[e]	1.30	1.30
Ratio of net investment income to average net assets[e]	1.51	1.58
Portfolio Turnover Rate[d]	29.98	29.07
Net Assets, end of period ($ x 1,000)	4,288	4,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.52	12.50
Investment Operations:
Investment income—net[b]	.04	.06
Net realized and unrealized gain (loss) on investments	(.04)	(1.00)
Total from Investment Operations	-	(.94)
Distributions:
Dividends from investment income—net	(.14)	(.04)
Net asset value, end of period	11.38	11.52
Total Return (%)[c,d]	.11	(7.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.10	3.09
Ratio of net expenses to average net assets[e]	2.05	2.05
Ratio of net investment income to average net assets[e]	.76	.82
Portfolio Turnover Rate[d]	29.98	29.07
Net Assets, end of period ($ x 1,000)	910	922

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

14

	Six Months Ended
Class I Shares	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.55	12.50
Investment Operations:
Investment income—net[b]	.10	.13
Net realized and unrealized gain (loss) on investments	(.04)	(1.00)
Total from Investment Operations	.06	(.87)
Distributions:
Dividends from investment income—net	(.19)	(.08)
Net asset value, end of period	11.42	11.55
Total Return (%)[c]	.63	(7.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.10	2.08
Ratio of net expenses to average net assets[d]	1.05	1.05
Ratio of net investment income to average net assets[d]	1.76	1.82
Portfolio Turnover Rate[c]	29.98	29.07
Net Assets, end of period ($ x 1,000)	9,204	9,312

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.55	12.50
Investment Operations:
Investment income—net[b]	.10	.13
Net realized and unrealized gain (loss) on investments	(.04)	(1.00)
Total from Investment Operations	.06	(.87)
Distributions:
Dividends from investment income—net	(.19)	(.08)
Net asset value, end of period	11.42	11.55
Total Return (%)[c]	.63	(7.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.10	2.08
Ratio of net expenses to average net assets[d]	1.05	1.05
Ratio of net investment income to average net assets[d]	1.76	1.82
Portfolio Turnover Rate[c]	29.98	29.07
Net Assets, end of period ($ x 1,000)	9,132	9,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Infrastructure Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares, 800,000 Class I shares and all of the outstanding Class C and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

18

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	13,497,403	-	-	13,497,403
Equity Securities - Foreign Common Stocks†	-	9,606,103	†† -	9,606,103
Mutual Funds	270,375	-	-	270,375
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(84)	-	(84)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

20

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	203,754	3,062,438	2,995,817	270,375	1.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $774,947 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. These short–term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $155,792. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the

22

expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $116,532 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, CenterSquare serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $3,236 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $5,003 and $1,079, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $270 for transfer agency services and $8 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $6,117 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,222, Distribution Plan fees $556, Shareholder Services Plan fees $1,053, custodian fees $6,000, Chief Compliance Officer fees $3,208 and transfer agency fees $196, which are offset against an expense reimbursement currently in effect in the amount of $10,392.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period

24

ended April 30, 2016, amounted to $6,683,521 and $6,942,261, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amount	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
Northern Trust Bank
Japanese Yen,
Expiring
5/2/2016	202,000	1,814	1,898	(84)
Gross Unrealized Depreciation				(84)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(84)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(84)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(84)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Northern Trust Bank	(84)		-	-	(84)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

26

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	23,978

At April 30, 2016, accumulated net unrealized appreciation on investments was $37,046, consisting of $1,687,256 gross unrealized appreciation and $1,650,210 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”), an affiliate of Dreyfus, provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

28

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the nine-month period from March 30, 2015 (when the fund commenced operations) to December 31, 2015. Dreyfus also provided a comparison of the fund’s calendar year total return in 2015 to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was slightly below the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was negative) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

30

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board noted the fund’s short period of operations and determined to continue to monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

31

NOTES

32

NOTES

33

For More Information

Dreyfus Global Infrastructure Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment
Management Inc.
630 West Germantown Pike
Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGANX Class C: DGCNX Class I: DIGNX Class Y: DYGNX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 4003SA0416

Dreyfus Global Real Estate Securities Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Global Real Estate Securities Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by E. Todd Briddell and Dean Frankel, Portfolio Managers, CenterSquare Investment Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 2.89%, Class C shares returned 2.47%, Class I shares returned 2.98%, and Class Y shares returned 3.11%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (the “Index”), the fund’s benchmark, achieved a total return of 4.07% for the same period.2

Global real estate securities produced moderately positive total returns, on average, during the reporting period as investors favored higher yielding investments in a low interest rate environment. The fund lagged its benchmark, largely due to overweighted exposure to a weakening U.S. dollar.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Steep Market Decline Followed by Robust Rally

Broad measures of global stock market performance rebounded from earlier weakness when, just prior to the reporting period, China’s central bank announced a rate cut and expectations rose that Eurozone and Japanese central banks might further ease monetary policy. However, the European Central Bank (“ECB”) disappointed investors in early December with a relatively modest policy shift, and investors worried that an interest-rate hike in the United States might be the first in a series that could dampen global growth. The market decline accelerated in early 2016 amid renewed concerns about the Chinese economy and plummeting commodity prices. Japanese investors were blindsided in late January by the Bank of Japan’s adoption of negative interest rates for the first time.

Global equity markets fared much better from mid-February through the reporting period’s end. Investor sentiment improved in response to better-than-expected economic data, stabilizing oil prices, additional easing measures from the ECB and China, and comments from the Federal Reserve Board (the “Fed”) suggesting that U.S. interest rates would rise more gradually than previously feared.

In an environment of declining interest rates in most major markets, real estate investment trusts (“REITs”) with competitive dividend yields saw robust demand from income-oriented investors, helping them outperform broader global market averages.

Currency Positions Weighed on Relative Performance

Although the fund participated in the benchmark’s moderate gains over the reporting period, its relative performance was constrained by changing currency values. Overweighted exposure to the U.S. dollar and an underweighted position in the Japanese yen proved counterproductive when most foreign currencies gained value. From a security selection perspective, relatively light holdings of riskier securities, including those of highly leveraged property developers, prevented the fund from participating more fully in a low-quality rally toward the reporting period’s end.

The fund’s security selections fared better in other areas, especially the United States and Singapore. Top performers during the reporting period included data center specialist CyrusOne, which rebounded from a low valuation after hiring a new chief financial officer and reporting stronger operational results. Shopping center REIT Urban Edge Properties also recovered from earlier

3

DISCUSSION OF FUND PERFORMANCE (continued)

weakness amid more favorable demographics for urban retail developments. Public Storage, a leading owner and operator of self-storage facilities, fared well in a strong category.

Underweighted exposure to developers in Singapore helped cushion turbulence surrounding economic concerns in China. Favorable stock selections in Singapore included commercial real estate specialist Keppel REIT, which was rewarded by investors for its attractive valuation and relatively defensive portfolio of office properties. CapitalLand Mall Trust also advanced due to strong demand from income-oriented investors for more defensively positioned REITs. Finally, the fund’s holdings in Japan and Australia outperformed their respective benchmark components over the reporting period.

A Constructive Investment Posture

We remain optimistic regarding the prospects for global REITs. Inflation has remained low, giving central banks little reason to raise interest rates, and the Fed has indicated that any U.S. interest rate hikes are likely to be modest. In this environment, we expect investor demand for income-oriented equities to remain strong. Therefore, we have maintained a generally constructive investment posture, including overweighted exposure to some of the more economically sensitive areas of the market. To provide balance, we also have favored REITs with relatively low levels of leverage and attractive valuations, including those specializing in data centers and shopping centers. In addition, we are maintaining underweight positions to those sectors most at risk of increased supply, such as hotels and apartments in core gateway markets. We have also retained an underweighted position in Asian developers in light of the region’s economic struggles.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2017, at which time it may be extended, terminated, or modified. Past performance is no guarantee of future results.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.32	$5.25	$5.15
Ending value (after expenses)	$1,028.90	$1,024.70	$1,029.80	$1,031.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.52	$10.27	$5.22	$5.12
Ending value (after expenses)	$1,018.40	$1,014.67	$1,019.69	$1,019.79

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.04% for Class I and 1.02% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Australia - 6.1%
Dexus Property Group	862,155		5,514,355
Goodman Group	468,780		2,453,691
GPT Group	2,192,710		8,379,710
Mirvac Group	3,157,310		4,485,055
Scentre Group	3,663,890		13,054,699
Stockland	1,744,450		5,791,338
Westfield	923,400		7,062,186
			46,741,034
Canada - 2.2%
Allied Properties Real Estate Investment Trust	171,590		4,834,388
Dream Office Real Estate Investment Trust	280,960		4,689,011
RioCan Real Estate Investment Trust	112,010		2,435,349
Smart Real Estate Investment Trust	196,040		5,262,315
			17,221,063
Finland - .4%
Citycon	1,086,160		2,751,385
France - 3.8%
Fonciere Des Regions	42,020		3,978,490
Klepierre	217,000		10,237,774
Unibail-Rodamco	57,050		15,292,340
			29,508,604
Germany - 4.0%
alstria office REIT	390,820	[a]	5,486,846
Deutsche Wohnen-BR	367,650		11,254,610
Vonovia	411,650		13,856,808
			30,598,264
Hong Kong - 7.0%
Cheung Kong Property Holdings	2,065,000		14,104,268
Henderson Land Development	387,000		2,404,971
Hongkong Land Holdings	822,000		5,208,504
Link REIT	1,303,500		7,895,271
New World Development	1,952,000		1,936,115
Sun Hung Kai Properties	1,262,000		15,812,169
Swire Properties	910,000		2,358,164
Wharf Holdings	752,000		4,070,723
			53,790,185

6

Common Stocks - 99.1% (continued)	Shares		Value ($)
Japan - 11.4%
Activia Properties	572		3,080,974
Fukuoka REIT	46		83,648
GLP J-Reit	1,865		2,260,084
Invincible Investment	2,673		2,007,284
Japan Hotel REIT Investment	6,489		5,836,838
Japan Logistics Fund	1,228		2,716,378
Japan Rental Housing Investments	4,147		3,231,300
Kenedix Office Investment	651		3,856,684
Kenedix Residential Investment	907		2,529,395
Kenedix Retail REIT	1,284		3,399,676
Mitsubishi Estate	487,000		9,255,929
Mitsui Fudosan	773,000		18,578,372
Mori Hills REIT Investment	1,706		2,560,654
Nippon Building Fund	1,781		11,208,233
Nippon Prologis REIT	811		1,947,992
Orix JREIT	3,439		5,730,689
Sumitomo Realty & Development	267,000		7,618,402
Tokyo Tatemono	138,500		1,790,962
			87,693,494
Netherlands - .5%
Wereldhave	76,090		3,915,968
Norway - .5%
Entra	380,354	[b]	3,590,400
Singapore - 1.3%
CapitaLand	709,000		1,634,757
CapitaLand Mall Trust	2,777,900		4,271,486
Keppel REIT	3,334,981		2,601,021
Mapletree Commercial Trust	841,200		937,091
Mapletree Industrial Trust	701,885		837,099
			10,281,454
Spain - .5%
Inmobiliaria Colonial	4,430,040	[a]	3,405,240
Sweden - 1.0%
Hufvudstaden AB	132,397		2,050,329
Wihlborgs Fastigheter	285,150		5,782,408
			7,832,737
Switzerland - .9%
PSP Swiss Property	73,440		7,068,453

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares	Value ($)
United Kingdom - 5.8%
Assura	4,613,647	3,818,619
British Land	468,790	4,936,371
Capital & Counties Properties	374,320	1,938,364
Great Portland Estates	300,811	3,338,009
Hammerson	463,072	3,962,892
Land Securities Group	830,927	13,775,579
Safestore Holdings	517,926	2,565,117
Shaftesbury	310,760	4,137,879
Tritax Big Box REIT	1,595,401	3,162,743
UNITE Group	338,930	3,137,090
		44,772,663
United States - 53.7%
American Homes 4 Rent, Cl. A	59,390	939,550
Apartment Investment & Management, Cl. A	241,070	9,657,264
AvalonBay Communities	81,860	14,472,029
Boston Properties	95,090	12,253,297
Camden Property Trust	120,050	9,691,636
Care Capital Properties	118,050	3,148,394
Chesapeake Lodging Trust	74,237	1,828,457
CyrusOne	237,330	10,473,373
Digital Realty Trust	68,240	6,003,755
Douglas Emmett	98,300	3,189,835
Duke Realty	529,740	11,585,414
Education Realty Trust	164,398	6,538,108
Empire State Realty Trust, Cl. A	471,040	8,718,950
Equity One	379,900	10,751,170
Equity Residential	72,910	4,962,984
Essex Property Trust	67,030	14,776,763
Extra Space Storage	44,530	3,782,824
Federal Realty Investment Trust	27,740	4,218,699
First Industrial Realty Trust	207,620	4,762,803
General Growth Properties	305,480	8,562,604
HCP	350,810	11,867,902
Healthcare Trust of America, Cl. A	186,270	5,381,340
Highwoods Properties	205,220	9,589,931
Host Hotels & Resorts	916,210	14,494,442
Hudson Pacific Properties	202,210	5,914,642
Kilroy Realty	62,970	4,081,086
Kimco Realty	277,830	7,812,580

8

Common Stocks - 99.1% (continued)	Shares		Value ($)
United States - 53.7% (continued)
Liberty Property Trust	222,370		7,760,713
Macerich	96,360		7,331,069
National Retail Properties	188,170		8,234,319
Prologis	225,190		10,225,878
PS Business Parks	30,270		2,898,655
Public Storage	94,710		23,185,955
QTS Realty Trust, Cl. A	57,110		2,765,266
Regency Centers	52,510		3,869,987
Simon Property Group	277,000		55,724,090
Sovran Self Storage	44,620		4,739,536
Spirit Realty Capital	579,490		6,623,571
STORE Capital	417,470		10,716,455
Sunstone Hotel Investors	285,685		3,659,625
Urban Edge Properties	238,140		6,177,352
Ventas	164,390		10,211,907
Vornado Realty Trust	24,290		2,325,282
Washington Real Estate Investment Trust	192,915		5,555,638
Weingarten Realty Investors	228,330		8,429,944
Welltower	336,550		23,363,301
			413,258,375
Total Common Stocks (cost $657,756,657)			762,429,319
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $3,736,883)	3,736,883	[c]	3,736,883
Total Investments (cost $661,493,540)	99.6%		766,166,202
Cash and Receivables (Net)	.4%		2,808,803
Net Assets	100.0%		768,975,005

BR—Bearer Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $3,590,400 or .47% of net assets.

c Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Diversified	20.5
Regional Malls	8.4
Multifamily	8.2
Health Care	7.5
Retail	7.3
Office	6.6
Shopping Centers	6.3
Office Infill	5.1
Self Storage	4.4
Real Estate Services	4.4
Industrial	4.1
Hotel	3.4
Freestanding	3.3
Residential	3.3
Specialty	2.1
Office Suburban	1.8
Regional Malls	.9
Alternate Housing	.8
Money Market Investment	.5
Specialty	.4
Office	.3
99.6

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	657,756,657	762,429,319
Affiliated issuers	3,736,883	3,736,883
Cash		774,787
Cash denominated in foreign currency	370,284	377,306
Receivable for investment securities sold		5,098,377
Dividends receivable		1,811,018
Receivable for shares of Common Stock subscribed		980,429
Prepaid expenses		35,317
		775,243,436
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		709,513
Payable for investment securities purchased		5,304,675
Payable for shares of Common Stock redeemed		158,693
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		4,535
Accrued expenses		91,015
		6,268,431
Net Assets ($)		768,975,005
Composition of Net Assets ($):
Paid-in capital		685,195,195
Accumulated distributions in excess of investment income—net		(10,561,132)
Accumulated net realized gain (loss) on investments		(10,340,271)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		104,681,213
Net Assets ($)		768,975,005

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,233,460	1,041,578	159,655,903	600,044,064
Shares Outstanding	901,683	116,332	17,714,747	66,550,192
Net Asset Value Per Share ($)	9.13	8.95	9.01	9.02

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $532,894 foreign taxes withheld at source):
Unaffiliated issuers	14,493,409
Affiliated issuers	7,450
Total Income	14,500,859
Expenses:
Management fee—Note 3(a)	3,454,828
Custodian fees—Note 3(c)	104,890
Shareholder servicing costs—Note 3(c)	53,987
Professional fees	44,576
Directors’ fees and expenses—Note 3(d)	34,341
Registration fees	28,846
Prospectus and shareholders’ reports	10,049
Loan commitment fees—Note 2	4,418
Distribution fees—Note 3(b)	3,730
Interest expense—Note 2	250
Miscellaneous	24,441
Total Expenses	3,764,356
Less—reduction in expenses due to undertaking—Note 3(a)	(21,656)
Less—reduction in fees due to earnings credits—Note 3(c)	(73)
Net Expenses	3,742,627
Investment Income—Net	10,758,232
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(732,220)
Net realized gain (loss) on forward foreign currency exchange contracts	(70,730)
Net Realized Gain (Loss)	(802,950)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	12,506,483
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,535)
Net Unrealized Appreciation (Depreciation)	12,501,948
Net Realized and Unrealized Gain (Loss) on Investments	11,698,998
Net Increase in Net Assets Resulting from Operations	22,457,230

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	10,758,232	12,342,149
Net realized gain (loss) on investments	(802,950)	27,311,060
Net unrealized appreciation (depreciation) on investments	12,501,948	(20,058,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,457,230	19,594,610
Dividends to Shareholders from ($):
Investment income—net:
Class A	(168,780)	(299,892)
Class C	(12,796)	(14,832)
Class I	(3,493,080)	(3,902,848)
Class Y	(13,430,322)	(14,885,724)
Net realized gain on investments:
Class A	(250,341)	(58,140)
Class C	(29,056)	(4,516)
Class I	(4,330,069)	(682,583)
Class Y	(16,536,567)	(2,592,387)
Total Dividends	(38,251,011)	(22,440,922)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	718,601	5,048,983
Class C	37,197	233,684
Class I	23,957,772	30,674,486
Class Y	38,170,935	87,969,764
Dividends reinvested:
Class A	396,895	352,436
Class C	30,741	14,047
Class I	7,496,538	4,378,107
Class Y	12,947,399	5,656,954
Cost of shares redeemed:
Class A	(4,793,289)	(6,160,110)
Class C	(42,733)	(239,909)
Class I	(20,067,584)	(34,027,998)
Class Y	(36,009,996)	(81,132,826)
Increase (Decrease) in Net Assets from Capital Stock Transactions	22,842,476	12,767,618
Total Increase (Decrease) in Net Assets	7,048,695	9,921,306
Net Assets ($):
Beginning of Period	761,926,310	752,005,004
End of Period	768,975,005	761,926,310
Distributions in excess of investment income—net	(10,561,132)	(4,214,386)

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	80,963	543,714
Shares issued for dividends reinvested	45,411	38,101
Shares redeemed	(531,654)	(662,428)
Net Increase (Decrease) in Shares Outstanding	(405,280)	(80,613)
Class C
Shares sold	4,259	24,804
Shares issued for dividends reinvested	3,579	1,542
Shares redeemed	(4,882)	(26,309)
Net Increase (Decrease) in Shares Outstanding	2,956	37
Class Ia
Shares sold	2,754,788	3,315,532
Shares issued for dividends reinvested	869,668	479,005
Shares redeemed	(2,349,160)	(3,739,242)
Net Increase (Decrease) in Shares Outstanding	1,275,296	55,295
Class Ya
Shares sold	4,433,573	9,534,436
Shares issued for dividends reinvested	1,502,018	618,923
Shares redeemed	(4,140,835)	(8,815,100)
Net Increase (Decrease) in Shares Outstanding	1,794,756	1,338,259

[a] During the period ended April 30, 2016, 270,300 Class I shares representing $2,365,075 were exchanged for 270,200 Class Y shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

				Ten Months Ended
Six Months Ended		Year Ended October 31,		October 31,	Year Ended December 31,
Class A Shares	April 30, 2016 (Unaudited)	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.31	9.34	8.71	8.23	6.84	7.41	6.56
Investment Operations:
Investment income—net[b]	.11	.13	.12	.09	.09	.10	.05
Net realized and unrealized gain(loss) on investments	.14	.09	.73	.41	1.72	(.52)	1.07
Total from Investment Operations	.25	.22	.85	.50	1.81	(.42)	1.12
Distributions:
Dividends from investment income—net	(.17)	(.21)	(.22)	(.02)	(.42)	(.15)	(.27)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-	-
Total Distributions	(.43)	(.25)	(.22)	(.02)	(.42)	(.15)	(.27)
Net asset value, end of period	9.13	9.31	9.34	8.71	8.23	6.84	7.41
Total Return (%)[c]	2.89[d]	2.41	10.15	6.07[d]	26.50	(5.74)	17.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78[e]	1.64	1.45	1.51[e]	1.55	1.57	1.67
Ratio of net expenses to average net assets	1.30[e]	1.30	1.30	1.34[e]	1.43	1.55	1.60
Ratio of net investment income to average net assets	2.66[e]	1.37	1.37	1.23[e]	1.13	1.36	.74
Portfolio Turnover Rate	32.41[d]	55.84	50.46	44.80[d]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	8,233	12,169	12,957	9,812	9,478	2,066	1,756

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

				Ten Months Ended
Six Months Ended		Year Ended October 31,		October 31,	Year Ended December 31,
Class C Shares	April 30, 2016 (Unaudited)	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.11	9.13	8.55	8.11	6.76	7.32	6.50
Investment Operations:
Investment income—net[b]	.08	.06	.07	.04	.06	.05	.00[c]
Net realized and unrealized gain (loss) on investments	.13	.10	.70	.40	1.66	(.51)	1.07
Total from Investment Operations	.21	.16	.77	.44	1.72	(.46)	1.07
Distributions:
Dividends from investment income—net	(.11)	(.14)	(.19)	-	(.37)	(.10)	(.25)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-	-
Total Distributions	(.37)	(.18)	(.19)	-	(.37)	(.10)	(.25)
Net asset value, end of period	8.95	9.11	9.13	8.55	8.11	6.76	7.32
Total Return (%)[d]	2.47[e]	1.71	9.37	5.30[e]	25.61	(6.36)	16.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[f]	2.25	2.24	2.21[f]	2.29	2.50	2.45
Ratio of net expenses to average net assets	2.05[f]	2.05	2.05	2.09[f]	2.19	2.29	2.35
Ratio of net investment income to average net assets	1.93[f]	.61	.79	.57[f]	.72	.63	.02
Portfolio Turnover Rate	32.41[e]	55.84	50.46	44.80[e]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	1,042	1,033	1,035	1,304	1,134	395	198

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

16

				Ten Months Ended
Six Months Ended		Year Ended October 31,		October 31,	Year Ended December 31,
Class I Shares	April 30, 2016 (Unaudited)	2015	2014	2013[a]	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	9.22	9.25	8.62	8.13	6.75	7.33	6.49
Investment Operations:
Investment income—net[b]	.13	.15	.22	.10	.15	.13	.10
Net realized and unrealized gain (loss) on investments	.13	.10	.65	.42	1.66	(.52)	1.05
Total from Investment Operations	.26	.25	.87	.52	1.81	(.39)	1.15
Distributions:
Dividends from investment income—net	(.21)	(.24)	(.24)	(.03)	(.43)	(.19)	(.31)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-	-
Total Distributions	(.47)	(.28)	(.24)	(.03)	(.43)	(.19)	(.31)
Net asset value, end of period	9.01	9.22	9.25	8.62	8.13	6.75	7.33
Total Return (%)	2.98[c]	2.69	10.46	6.41[c]	26.92	(5.41)	17.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[d]	1.03	1.02	1.04[d]	1.07	1.11	1.17
Ratio of net expenses to average net assets	1.04[d]	1.03	1.02	1.04[d]	1.07	1.11	1.17
Ratio of net investment income to average net assets	2.95[d]	1.63	2.59	1.43[d]	1.90	1.81	1.51
Portfolio Turnover Rate	32.41[c]	55.84	50.46	44.80[c]	46.17	80.41	86.02
Net Assets, end of period ($ x 1,000)	159,656	151,538	151,475	662,525	461,583	234,424	138,618

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	9.22	9.25	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.13	.15	(.06)	.01
Net realized and unrealized gain (loss) on investments	.14	.10	.93	.45
Total from Investment Operations	.27	.25	.87	.46
Distributions:
Dividends from investment income—net	(.21)	(.24)	(.24)	-
Dividends from net realized gain on investments	(.26)	(.04)	-	-
Total Distributions	(.47)	(.28)	(.24)	-
Net asset value, end of period	9.02	9.22	9.25	8.62
Total Return (%)	3.11[c]	2.70	10.45	5.64[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[d]	1.01	1.02	1.06[d]
Ratio of net expenses to average net assets	1.02[d]	1.01	1.02	1.05[d]
Ratio of net investment income (loss) to average net assets	2.97[d]	1.63	(.70)	.23[d]
Portfolio Turnover Rate	32.41[c]	55.84	50.46	44.80[c]
Net Assets, end of period ($ x 1,000)	600,044	597,186	586,538	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 650 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

20

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	413,258,375	-	-	413,258,375
Equity Securities - Foreign Common Stocks†	-	349,170,944††	-	349,170,944
Mutual Funds	3,736,883	-	-	3,736,883
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(4,535)	-	(4,535)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

22

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	4,647,117	67,356,807	68,267,041	3,736,883.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $19,103,296 and long-term capital gains $3,337,626. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016 was approximately $37,400 with a related weighted average annualized interest rate of 1.34%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest

24

expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $21,656 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2016, the Distributor retained $255 from commissions earned on sales of the fund’s Class A shares and $9 CDSC on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $3,730 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $10,775 and $1,243, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $3,493 for transfer agency services and $177 for cash management

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $73.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $104,890 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $600,431, Distribution Plan fees $646, Shareholder Services Plan fees $1,918, custodian fees $104,736, Chief Compliance Officer fees $3,208 and transfer agency fees $1,968, which are offset against an expense reimbursement currently in effect in the amount of $3,394.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2016, amounted to $236,745,619 and $242,026,236, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

26

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
Deutsche Bank
Japanese Yen,
Expiring
5/2/2016	10,960,000	98,473	103,008	(4,535)
Gross Unrealized Depreciation				(4,535)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(4,535)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(4,535)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(4,535)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Deutsche Bank	(4,535)		-	-	(4,535)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	1,675,593

At April 30, 2016, accumulated net unrealized appreciation on investments was $104,672,662, consisting of $114,588,967 gross unrealized appreciation and $9,916,305 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods and above the Performance Universe median for all periods, except in the four-year period when performance was below the Performance Universe median. The Dreyfus representatives noted the proximity to the Performance Group and/or Performance Universe median(s) of the fund’s performance during the periods when it was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03%, respectively, of the fund’s average daily net assets.

30

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations.

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance, although noted that performance relative to the funds in the peer group could be improved.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a

32

routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

33

For More Information

Dreyfus Global Real Estate Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment Management
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6593SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)